The Company and Nature of Operations (Changyou's Business) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and Nature of Operations [Line Items]
Revenues	$ 584,333	$ 598,399	$ 600,672
TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Revenues	306,900
Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 41,400
Product Risk [Member] | Total revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	53.00%
Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	7.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	61.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	8.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	60.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	8.00%